Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2017
Schedule of Variable Interest Entities

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2017 and September 30, 2017:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2017	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,031	—	—
Asset-backed securitizations	629	108	11
Investments in securitization products	375	445	154
Investment funds	2,188	3,895	463
Trust arrangements and other	23	—	—

Total	5,246	4,448	628

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2017	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	1,863	—	—
Asset-backed securitizations	626	66	11
Investments in securitization products	374	136	80
Investment funds	2,249	4,281	614
Trust arrangements and other	22	—	—

Total	5,134	4,483	705

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2017 and September 30, 2017:

Assets on balance sheets related to unconsolidated VIEs:	March 31, 2017	September 30, 2017
	(in billions of yen)
Trading account assets	85	100
Investments	254	386
Loans	237	168

Total	576	654

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2017	September 30, 2017
	(in billions of yen)
Payables under securities lending transactions	31	37
Trading account liabilities	1	1

Total	32	38

Maximum exposure to loss (Note)	628	705

Note:	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.